Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

Note 12. Subsequent Events

Subsequent to December 31, 2011, subscriptions and withdrawals of interests were as follows:

	Total Index Series		Agricultural Sector Series		Total RICI ® Linked - PAM Advisors Fund, LLC
	Subscriptions	Withdrawals	Subscriptions	Withdrawals	Subscriptions	Withdrawals
January	$1,654,191	$4,762,854	$—	$63,828	$1,654,191	$4,826,682
February	1,192,698	3,466,610	1,196,000	75,918	2,388,698	3,542,528
March	10,387,710	—	1,145,000	—	11,532,710	—

Total	$13,234,599	$8,229,464	$2,341,000	$139,746	$15,575,599	$8,369,210